The Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
Within one year	¥ 3,439	¥ 3,587
More than one year	24,048	26,302
Total	¥ 27,487	¥ 29,889